Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 1,493,220	$ 1,480,439	$ 831,377
Borrowing costs capitalized		13,904	3,660
Net book value of pledged assets		324,129	265,099
IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	$ 545,000
Farmlands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		709,585	$ 780,184	$ 110,743
Property, plant and equipment, cost		235,000
Farmlands | IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment		$ (71,000)